MERRILL LYNCH
GLOBAL
ALLOCATION
FUND, INC.



FUND LOGO




Quarterly Report

January 31, 1999




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund's prospectus for a description of risks associated with global investments.












Merrill Lynch
Global Allocation
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.


Summary of
Fund's Overall
Asset Mix
As of 1/31/99
                                                        Percent of Fund's Net Assets   Reference Portfolio
                                                          1/31/99        10/31/98          Percentages
North & South American Equities                             23.5%*         24.0%*              36.0%
European Equities                                           10.7           12.1                11.0
Pacific Basin Equities                                      11.8            9.9                13.0
Total Equities                                              46.0           46.0                60.0

US Dollar Denominated Fixed-Income Securities               43.2           44.4                24.0
  US Issuers                                                19.9           22.7                 --
  Non-US Issuers                                            23.3           21.7                 --
Non-US Dollar Denominated Fixed-Income Securities            5.0            4.0                16.0
Total Fixed-Income Securities                               48.2++         48.4++              40.0

Cash & Cash Equivalents                                      5.8            5.6                 --

 *Includes value of Financial Futures Contracts.
++Includes Preferred Stock.


Merrill Lynch Global Allocation Fund, Inc., January 31, 1999


DEAR SHAREHOLDER


For the three months ended January 31, 1999, Merrill Lynch Global
Allocation Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +5.87%, +5.63%, +5.53% and +5.73%, respectively. (Fund results do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.)


Investment Approach
In February 1999, Merrill Lynch Global Allocation Fund celebrated the completion of its tenth year. Throughout the Fund's history, our aim has been to own securities that offer the best investment value in the world's markets. The Fund historically has spread risk across many equity and fixed-income securities of a large number of issuers located in a number of countries (36 as of January 31, 1999). We have sought to add to the portfolio those securities that offer the best risk/return tradeoff from the perspective of the Fund's total holdings. In doing so, the Fund has taken advantage of well-researched portfolio theory, which holds that individual securities that may be perceived as having a higher level of risk can be combined together to create a lower-risk portfolio, as long as the securities are not highly correlated with each other. This strategy of selecting high potential return securities with low correlations is designed to allow the Fund to produce competitive returns with acceptable risk.

We proceed from the viewpoint that when buying securities it is preferable to buy them at a lower price than a higher one and, when selling, a higher price is preferable to a lower one. This common-sense view is far from universally applied in the securities markets. While its long-term benefits are self evident, it often has unpleasant consequences in the near term. Specifically, in the case of buying, low prices often result from a series a price declines, which in turn generally follow bad news. Both of these factors can discourage buyers while motivating sellers. This is the crux of many investments that offer good value: they are unpopular. While falling prices, bad news and unpopularity certainly do not automatically characterize a good investment, they often do accompany an attractively low price.

Throughout the course of the Fund's history, there have been many instances when the Fund purchased unpopular securities that not only increased in price, but also regained their popularity. More often than not, these purchases declined in value before they appreciated. Some examples of such unpopular purchases that proved to be good investments for the Fund include:

* US bank and thrift stocks during the asset quality problems of the early 1990s.

* European government bonds during the European currency crisis in 1992.

* US pharmaceutical and healthcare stocks during the Clinton Admini-stration's initiative to reform healthcare in 1994.

* US dollar-denominated Latin American government bonds during the Mexican peso crisis of 1994--1995.

Currently, the Fund is invested in some unpopular securities that we believe offer attractive investment potential: emerging market securities in general and, in particular, fixed-income securities that are US dollar denominated.


Emerging Markets Begin to
Recover
Merrill Lynch Global Allocation Fund, Inc. has invested in emerging markets issues in varying amounts for at least the past four years. Historically, the Fund has never had a large exposure to equities of emerging market issuers; its emerging markets investments have emphasized fixed-income securities, generally sovereign (government) bonds denominated in US dollars. This continues to be the case. For example, as of January 31, 1999, the Fund's emerging markets equity exposure was small, with Hong Kong the largest single country exposure at 0.8% of net assets.

Our preference for debt securities over equities of emerging markets issuers reflects our view that they offer a return potential similar to that of equities for a lower level of risk. In addition to high current income, emerging markets debt securities have capital appreciation potential, since most of our purchases are made at prices that are below par, and in some cases far below par. The Fund's emerging markets exposure has varied over time, with greater allocations typically during or after periods of price weakness. Conversely, we use periods of price strength to take profits and reduce weightings. At this time, we do not believe that it is desirable to sell those emerging markets investments that are still at depressed prices, although we have sold some of our profitable holdings.

We think that it is important to note that securities of emerging market issuers are not all the same. While some investors appear to have indiscriminately lumped together securities of many issuers, the merits and risks of emerging markets securities vary widely. They literally span the world in terms of financial, economic, political and cultural differences. For example, a factor as basic as direct currency risk relative to the US dollar is completely different in a security that is US dollar-denominated than it is in one denominated in a local currency.

As of January 31, 1999, the Fund's largest emerging markets fixed-income exposure was Argentina at 6.2% of net assets. We view Argentina as attractive because of its sound currency policy (the currency board has successfully fixed the peso to the US dollar), responsible fiscal policies, democratic government and sound banking system. There are also expectations that its current BB credit rating will someday improve to investment grade. At 3.4% of net assets, South Korea was our second-largest emerging markets fixed-income allocation, with investments in corporate as well as sovereign debt. Before the Asian economic and financial crises struck, South Korean sovereign debt had an A credit rating. In the wake of the crises, its debt was downgraded, but recently was upgraded back to investment grade by all of the major rating agencies. With the resulting price appreciation, the Fund took profits and reduced its South Korean investments somewhat. As for our South Korean corporate bond investments, they are all issued by large, well-known, sound South Korean companies. At 2.9% of net assets, Malaysia was the Fund's third-largest emerging markets fixed-income exposure as of the end of January. Our Malaysian investments are in US dollar-denominated bonds of large investment-grade corporate issuers. Our most recent investment activities have involved taking profits in our Malaysian holdings, since their prices have risen well above our purchase prices.

Unfortunately, the Fund has also invested in the fixed-income securities of several Russian issuers. The market prices of these holdings performed very poorly in the summer and early autumn of 1998. However, prices recently began to appreciate, although they are still substantially lower than the Fund's purchase prices. None of our Russian investments are in default. However, the prices of these securities, which are marked to market like all the securities in the Fund, are very low. We believe that the depressed prices and very high current yields offered by these holdings support the Fund's continued investment. Also, it is important to be mindful that Russia is now benefiting from a growing trade surplus and industrial production has been expanding recently. All of the Fund's Russian fixed-income investments are US dollar denominated, and most of the holdings are Eurobonds issued by the Russian government. They are not old Soviet-era debts which, in contrast, are not being paid currently by the Russian government.


Merrill Lynch Global Allocation Fund, Inc., January 31, 1999


Stocks in United States
As noted previously, throughout the Fund's history, we have emphasized investments that offer the best value for a given amount of risk. Currently, few large-capitalization stocks in the United States are selling at prices that represent good investment value, in our opinion. Conversely, there are an increasing number of small- and mid-capitalization companies in the United States that represent attractive values. The Fund's US common stock holdings currently emphasize these small and mid cap issues. Unfortunately, from the perspective of 1998 investment performance, these issues have been out of investor favor. However, when we consider the amount of profits, cash flow and book value that many small and mid cap issues offer per dollar of share price, we believe that they present more attractive long-term investment opportunities than their large cap counterparts.


Increase in Japanese Investments
After underweighting Japanese investments throughout the Fund's history, over the past two years, we have been increasing the Fund's Japanese equity exposure. We do not know when economic growth in Japan will resume, nor can we pinpoint when Japanese stocks will again provide superior returns. However, we do believe that at current prices Japanese stocks offer many intriguing long-term investment opportunities. We plan to discuss our Japanese investments in more detail in our next report to shareholders.


Investments in Continental European Equities
Continental European equities represent another important area of investment for the Fund at 10.6% of net assets spread across 13 countries as of the end of the January quarter. In past years, the Fund has often had substantial investments in European bonds. Over the past two years, we took profits in these investments and virtually eliminated our holdings in European bonds. With interest rates low, we believe that European equities offer greater return potential than fixed-income investments. Increasing economic and monetary integration can reduce costs and broaden markets for a wide range of European companies. At the same time, we are cognizant that Europe will have to meet the challenges of an aging population and high unemployment in a number of countries in the years ahead. However, these problems may actually allow and promote more simulative economic policies. Furthermore, we believe that European companies will increasingly focus on strategies that will enable them to successfully compete in the global marketplace.


Investments in US Treasury Issues
Another significant allocation for the Fund in recent years has been US Treasury securities. As US interest rates have fallen and new investment opportunities became available, we reduced the Fund's US Treasury holdings somewhat to 9.2% of net assets as of the end of January. Some of these issues are relatively short term, with maturities under two years. The rest are US Treasury Inflation Indexed Notes (TIPs), which have interest rates and principal values that are effectively indexed to the Consumer Price Index. These securities currently have yields that represent unusually small discounts to other Treasury issues of comparable maturities. This means that holders of TIPs receive the majority of the interest that is available on traditional US Treasury securities without exposure to accelerating inflation, if it occurs. In our view, this represents an attractive risk/return tradeoff for the Fund.


In Conclusion
We thank you for your continued investment in Merrill Lynch Global Allocation Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
Executive Vice President



(Bryan N. Ison)
Bryan N. Ison
Senior Vice President and
Portfolio Manager





March 17, 1999



Officers and
Directors


Arthur Zeikel, President and Director
Donald Cecil, Director
Roland M. Machold, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Bryan N. Ison, Senior Vice President and Portfolio Manager
Dennis W. Stattman, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip Gillespie, Secretary


Gerald M. Richard, Treasurer and Norman R. Harvey, Senior Vice
President of Merrill Lynch Global Allocation Fund, Inc. have recently retired. Their colleagues at Merrill Lynch Asset
Management, L.P. join the Fund's Board of Directors in wishing Mr. Richard and Mr. Harvey well in their retirements.


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


Merrill Lynch Global Allocation Fund, Inc., January 31, 1999


PERFORMANCE DATA



About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent
Performance
Results
                                                      12-Month           3-Month        Since Inception
                                                    Total Return       Total Return       Total Return
ML Global Allocation Fund, Inc.--Class A Shares*       - 0.03%            + 5.87%           +225.65%
ML Global Allocation Fund, Inc.--Class B Shares*       - 1.02             + 5.63            +194.16
ML Global Allocation Fund, Inc.--Class C Shares*       - 1.03             + 5.53            + 51.98
ML Global Allocation Fund, Inc.--Class D Shares*       - 0.29             + 5.73            + 57.18
US Stocks: Standard & Poor's 500 Index**               +32.49             +16.86        +463.22/+200.44++
Non-US Stocks: Financial Times/Standard & Poor's--
  Actuaries World Index (Ex-US)***                     +11.29             + 8.46        + 63.91/+32.31++
US Bonds: ML Government Index GA05****                 + 8.35             - 0.37        +121.76/+42.41++
Non-US Bonds: Salomon Brothers World Government
  Bond Index (Ex-US)*****                              +15.16             - 0.86        +137.14/+34.92+++

    *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's since inception periods are Class A & Class B Shares, from 2/03/89 to 1/31/99 and Class C & Class D Shares, from 10/21/94 to 1/31/99.
   **An unmanaged broad-based index comprised of common stocks.
  ***An unmanaged capitalization-weighted index comprised of over
     1,800 companies in 24 countries, excluding the United States. ****An unmanaged index designed to track the total return of the current coupon five-year US Treasury bond.
*****An unmanaged market capitalization-weighted index tracking ten government bond indexes, excluding the United States.
   ++Since inception total returns are from 2/03/89 to 1/31/99 and
     10/21/94 to 1/31/99, respectively.
  +++Since inception total returns are from 1/31/89 to 1/31/99 and 10/21/94 to 1/31/99, respectively.



Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/98                       + 0.63%        - 4.65%
Five Years Ended 12/31/98                 + 9.56         + 8.39
Inception (2/3/89) through 12/31/98       +12.54         +11.93

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 12/31/98                       - 0.42%        - 3.98%
Five Years Ended 12/31/98                 + 8.46         + 8.46
Inception (2/3/89) through 12/31/98       +11.40         +11.40

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 12/31/98                       - 0.42%        - 1.31%
Inception (10/21/94) through 12/31/98     +10.26         +10.26

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/98                       + 0.37%        - 4.90%
Inception (10/21/94) through 12/31/98     +11.13         + 9.71

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Merrill Lynch Global Allocation Fund, Inc., January 31, 1999



Portfolio
Abbreviations

To simplify the currency denmoniations of Merrill Lynch Global Allocation Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the currencies according to the list at right.

ARS       Argentian Peso
CAD       Canadian Dollar
CHF       Swiss Franc
EUR       Euro Dollar
GBP       Great Britain Pound
IDR       Indonesian Rupiah
JPY       Japanese Yen
NOK       Norwegian Krone
NZD       New Zealand Dollar
SEK       Swedish Kroner
USD       United States Dollar



SCHEDULE OF INVESTMENTS                                                                                 (in US dollars)
                                   Shares                                                                       Percent of
COUNTRY     Industries              Held             Common Stocks                     Cost           Value     Net Assets
Argentina   Banking                467,900   Banco Frances SA (ADR)++(USD)       $   11,254,989    $    7,310,938      0.1%
                                 2,433,900   Banco Rio de la Plata SA
                                             (ADR)++(USD)                            25,177,689        20,840,269      0.2
                                                                                 --------------    --------------    ------
                                                                                     36,432,678        28,151,207      0.3

            Oil--Related           480,000   YPF Sociedad Anonima (ADR)++(USD)       10,296,490        15,300,000      0.2

                                             Total Common Stocks in Argentina        46,729,168        43,451,207      0.5

Australia   Beverages              499,379   Foster's Brewing Group Limited             916,122         1,464,559      0.0

            Building               718,547   Pioneer International Limited            1,814,681         1,460,688      0.0
            Materials

            Foods                5,566,000   Goodman Fielder Limited                  5,875,419         5,382,990      0.1

            Insurance            6,423,848   HIH Insurance Limited                   10,503,236         9,278,606      0.1
                                 8,764,000   HIH Insurance Limited
                                             (Installment Receipts)(k)                8,334,519         7,430,119      0.1
                                                                                 --------------    --------------    ------
                                                                                     18,837,755        16,708,725      0.2

            Metals &            10,000,000   Normandy Mining Limited                  8,030,489         8,678,960      0.1
            Mining              24,900,927   Pasminco Limited                        24,889,527        19,390,850      0.2
                                 8,700,000   WMC Limited                             29,191,616        26,717,004      0.3
                                                                                 --------------    --------------    ------
                                                                                     62,111,632        54,786,814      0.6

            Multi-Industry       3,162,634   Lend Lease Corporation Limited          26,521,530        41,820,041      0.5
                                 2,300,000   Pacific Dunlop Limited                   5,753,464         3,972,100      0.0
                                                                                 --------------    --------------    ------
                                                                                     32,274,994        45,792,141      0.5

            Resources            9,309,046   Broken Hill Proprietary
                                             Company Limited                        101,391,675        68,288,071      0.8

            Tobacco                592,149   W.D. & H.O. Wills Holdings Limited         668,811         1,617,633      0.0

                                             Total Common Stocks in Australia       223,891,089       195,501,621      2.2

Austria     Banking                203,400   Bank Austria AG                          6,298,337         9,001,914      0.1

                                             Total Common Stocks in Austria           6,298,337         9,001,914      0.1

Brazil      Telecommunications     530,000   Telecomunicacoes Brasileiras SA--
                                             Telebras (ADR)++(USD)                   39,394,134        33,356,875      0.4

                                             Total Common Stocks in Brazil           39,394,134        33,356,875      0.4

Canada      Beverages            1,900,000   Cott Corporation (USD)                  15,484,918         6,175,000      0.0

            Metals--             1,427,400   Inco Limited (USD)                      29,691,234        15,076,913      0.2
            Non-Ferrous

            Telecommuni-         1,165,200   Rogers Cantel Mobile
            cations                          Communications Inc. 'B'                 22,391,634        17,825,245      0.2
                                 1,260,900   Rogers Cantel Mobile
                                             Communications Inc. 'B'(USD)            20,941,379        19,622,756      0.2
                                 2,893,700   Rogers Communications, Inc. 'B'         23,726,839        40,722,599      0.5
                                                                                     67,059,852        78,170,600      0.9
                                                                                 --------------    --------------    ------
                                             Total Common Stocks in Canada          112,236,004        99,422,513      1.1

Finland     Metals                 738,438   Outokumpu Oyj                           10,823,686         6,871,431      0.1

            Paper &              2,909,250   Metsa-Serla Oyj 'B'                     23,657,400        20,138,643      0.2
            Forest Products        449,845   Stora Enso Oyj 'A'                       3,506,504         3,859,262      0.0
                                 1,799,671   Stora Enso Oyj 'R'                      14,510,982        16,174,753      0.2
                                   548,478   UPM-Kymmene Oyj                         10,217,646        14,315,495      0.2
                                                                                 --------------    --------------    ------
                                                                                     51,892,532        54,488,153      0.6

                                             Total Common Stocks in Finland          62,716,218        61,359,584      0.7

France      Automobiles             46,568   PSA Peugeot Citroen                      5,610,594         7,905,667      0.1

            Banking                119,155   Banque Nationale de Paris (BNP)          5,267,865        10,810,607      0.1
                                   149,509   Compagnie Financiere de Paribas          8,107,385        14,251,676      0.2
                                   147,499   Societe Generale 'A'                    15,148,456        26,446,335      0.3
                                                                                 --------------    --------------    ------
                                                                                     28,523,706        51,508,618      0.6

            Energy &               207,624   Elf Aquitaine SA                        26,815,026        22,477,358      0.3
            Petroleum

            Industrial             244,500   Alcatel (ADR)++(USD)                     4,208,043         5,623,500      0.1

            Insurance               97,630   AXA                                      6,394,807        14,159,029      0.1
                                   277,598   CNP Assurances                           7,729,298         7,903,807      0.1
                                                                                 --------------    --------------    ------
                                                                                     14,124,105        22,062,836      0.2

            Metals--Steel        1,477,394   Usinor SA                               22,060,574        18,861,151      0.2

            Multi-Industry          49,657   Societe Eurafrance SA                   19,457,147        29,865,905      0.3

                                             Total Common Stocks in France          120,799,195       158,305,035      1.8

Germany     Automotive             207,026   Volkswagen AG                           11,732,042        16,233,878      0.2

            Banking                263,857   Deutsche Bank AG                        21,925,956        14,926,332      0.2
                                   132,450   Dresdner Bank AG                         7,678,657         5,410,953      0.0
                                   108,616   HypoVereinsbank                          5,184,800         7,050,325      0.1
                                                                                 --------------    --------------    ------
                                                                                     34,789,413        27,387,610      0.3

            Capital Goods          369,636   Kloeckner-Werke AG                      17,229,762        25,167,776      0.3

            Chemicals              377,381   Bayer AG                                15,239,702        14,410,678      0.2
                                   101,451   Henkel KGaA                              4,390,556         6,734,906      0.1
                                   495,625   Hoechst AG                              18,935,461        21,260,052      0.2
                                                                                 --------------    --------------    ------
                                                                                     38,565,719        42,405,636      0.5

            Electrical             285,465   Siemens AG                              18,655,461        20,262,802      0.2
            Equipment

            Engineering &           32,565   Philipp Holzmann AG                     12,268,030         4,323,707      0.0
            Construction

            Metals--Steel          148,815   Thyssen AG                              32,698,586        25,162,414      0.3

            Utilities              385,848   VEBA AG                                 25,707,381        22,943,880      0.3

                                             Total Common Stocks in Germany         191,646,394       183,887,703      2.1



Merrill Lynch Global Allocation Fund, Inc., January 31, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                     (in US dollars)
                                   Shares                                                                       Percent of
COUNTRY     Industries              Held             Common Stocks                     Cost           Value     Net Assets
Hong Kong   Banking                900,737   HSBC Holdings PLC                   $   14,386,653    $   22,493,723      0.2%

            Multi-Industry       7,059,500   Hutchison Whampoa Limited               44,936,689        50,109,376      0.6

                                             Total Common Stocks in Hong Kong        59,323,342        72,603,099      0.8

Hungary     Oil &                  302,914   MOL Magyar Olaj-es Gazipari Rt.          8,160,139         8,398,291      0.1
            Gas Producers                    (GDR)++++(USD)

                                             Total Common Stocks in Hungary           8,160,139         8,398,291      0.1

Indonesia   Paper & Pulp         2,184,800   Asia Pacific Resources
                                             International Holdings Ltd. 'A'          8,320,430           955,850      0.0
                                   553,765   Asia Pulp & Paper Company
                                             Ltd. (ADR)++(USD)                        6,368,297         4,014,796      0.1
                                                                                 --------------    --------------    ------
                                                                                     14,688,727         4,970,646      0.1

            Tobacco             19,327,000   PT Hanjaya Mandala Sampoerna Tbk        28,087,780        12,377,966      0.1

                                             Total Common Stocks in Indonesia        42,776,507        17,348,612      0.2

Ireland     Building &             367,018   CRH PLC (GBP)                            4,012,326         5,997,034      0.1
            Construction

                                             Total Common Stocks in Ireland           4,012,326         5,997,034      0.1

Italy       Multi-              30,971,990   Montedison SpA                          23,376,406        31,456,578      0.4
            Industry

            Telecommuni-         6,511,641   Telecom Italia SpA                      27,017,500        43,966,991      0.5
            cations

                                             Total Common Stocks in Italy            50,393,906        75,423,569      0.9

Japan       Automobiles &        3,282,000   Suzuki Motor Corporation                30,510,247        35,619,917      0.4
            Equipment

            Beverages            1,570,000   Chukyo Coca-Cola Bottling Co., Ltd.     16,445,371        17,187,909      0.2
                                   663,000   Hokkaido Coca-Cola Bottling Co., Ltd.    8,836,164         7,754,386      0.1
                                   691,000   Kinki Coca-Cola Bottling Co., Ltd.      10,472,103         9,056,450      0.1
                                 1,243,000   Mikuni Coca-Cola Bottling Co., Ltd.     17,391,669        28,755,332      0.3
                                 1,426,400   Sanyo Coca-Cola Bottling Co., Ltd.      17,532,122        26,251,256      0.3
                                                                                 --------------    --------------    ------
                                                                                     70,677,429        89,005,333      1.0

            Capital Goods       12,900,000   Kawasaki Heavy Industries Ltd.          35,297,925        28,067,595      0.3
                                 7,875,000   Mitsubishi Heavy Industries, Ltd.       44,268,610        31,898,220      0.4
                                                                                 --------------    --------------    ------
                                                                                     79,566,535        59,965,815      0.7

            Chemicals               34,000   Shin-Etsu Chemical Co., Ltd.               657,132           827,485      0.0

            Consumer                50,000   Amway Japan Ltd. (Premium
            Products                         Exchangeable Participating
                                             Shares)(USD)                               721,750           346,875      0.0

            Electrical           1,124,000   Chudenko Corporation                    30,032,358        22,425,869      0.3
            Construction         1,386,000   Kinden Corporation                      21,348,708        19,106,966      0.2
                                                                                 --------------    --------------    ------
                                                                                     51,381,066        41,532,835      0.5

            Electrical             788,000   Murata Manufacturing Co., Ltd.          25,168,052        36,526,660      0.4
            Equipment

            Electronics          1,299,000   Hitachi Ltd.                             9,381,584         9,328,044      0.1

            Financial            9,387,000   Daiwa Securities Co. Ltd.               46,956,803        34,551,393      0.4
            Services               879,000   The Nomura Securities Co., Ltd.         11,893,928         7,665,170      0.1
                                 1,720,000   Wako Securities Co., Ltd.                4,377,152         2,041,280      0.0
                                                                                 --------------    --------------    ------
                                                                                     63,227,883        44,257,843      0.5

            Industrial              28,000   Miura Co., Ltd.                            466,635           381,906      0.0

            Insurance              743,000   The Chiyoda Fire & Marine
                                             Insurance Company,Limited                2,796,009         2,472,833      0.0
                                 2,897,000   The Dai-Tokyo Fire and Marine
                                             Insurance Co., Ltd.                     17,990,037         9,791,202      0.1
                                   125,000   The Dowa Fire & Marine
                                             Insurance Co., Ltd.                        441,340           477,296      0.0
                                 3,743,000   The Fuji Fire and Marine Insurance
                                             Company, Limited                        13,980,452         7,113,889      0.1
                                 4,865,000   The Koa Fire & Marine Insurance
                                             Co., Ltd.                               24,748,402        15,731,338      0.2
                                   765,000   Mitsui Marine & Fire Insurance
                                             Company, Ltd.                            5,730,161         3,947,368      0.0
                                 3,508,000   The Nichido Fire & Marine
                                             Insurance Co., Ltd.                     20,622,267        17,618,438      0.2
                                 4,816,000   The Nippon Fire & Marine
                                             Insurance Co., Ltd.                     20,479,413        16,525,490      0.2
                                   999,000   The Nisshin Fire and Marine
                                             Insurance Company,Limited                2,688,731         2,903,870      0.0
                                 7,315,000   The Sumitomo Marine & Fire
                                             Insurance Co., Ltd.                     46,067,731        43,281,046      0.5
                                 2,713,000   The Tokio Marine & Fire
                                             Insurance Co. Ltd.                      28,580,732        30,797,730      0.4
                                 5,000,000   The Yasuda Fire & Marine
                                             Insurance Co. Ltd.                      25,976,040        25,455,796      0.3
                                                                                 --------------    --------------    ------
                                                                                    210,101,315       176,116,296      2.0

            Office               1,612,000   Canon, Inc.                             23,455,745        34,865,669      0.4
            Equipment

            Packaging &          1,103,000   Toyo Seikan Kaisha, Ltd.                25,118,395        20,868,593      0.3
            Containers

            Pharmaceuticals      1,261,000   Sankyo Company, Ltd.                    28,124,373        26,352,167      0.3
                                   384,000   Taisho Pharmaceutical Company, Ltd.      7,984,458        10,765,738      0.1
                                                                                 --------------    --------------    ------
                                                                                     36,108,831        37,117,905      0.4

            Restaurants            647,000   Mos Food Service, Inc.                  12,121,005         7,678,535      0.1
                                   618,000   Ohsho Food Service                      10,180,663         6,882,611      0.1
                                                                                 --------------    --------------    ------
                                                                                     22,301,668        14,561,146      0.2

            Retail Stores          460,000   Ito-Yokado Co., Ltd.                    21,319,319        28,918,129      0.4
                                   100,000   Sangetsu Co., Ltd.                       3,160,832         1,616,787      0.0
                                                                                 --------------    --------------    ------
                                                                                     24,480,151        30,534,916      0.4

                                             Total Common Stocks in Japan           673,324,418       631,857,238      7.3

Mexico      Foods                  700,000   Grupo Industrial Maseca, SA de
                                             CV (ADR)++(USD)                          7,969,925         8,531,250      0.2

            Multi-Industry         433,800   Grupo Carso, SA de CV (ADR)++(USD)       3,832,850         2,476,391      0.0

            Telecommunications     433,800   Carso Global Telecom (ADR)++(USD)        2,060,550         3,394,398      0.0

                                             Total Common Stocks in Mexico           13,863,325        14,402,039      0.2

Netherlands Chemicals              511,804   Akzo Nobel NV                           15,945,293        20,443,990      0.2
                                   225,570   European Vinyls Corporation
                                             International NV                         8,625,195         1,791,838      0.0
                                                                                 --------------    --------------    ------
                                                                                     24,570,488        22,235,828      0.2

            Electronics            319,466   Koninklijke (Royal) Philips
            Distribution                     Electronics NV                          18,100,712        23,201,921      0.3

            Insurance              382,530   ING Groep NV                             6,488,268        22,269,076      0.2

            Packaging            1,459,566   Buhrmann NV                             30,706,655        24,016,575      0.3

            Steel                  161,800   Ispat International NV                   4,382,262         1,230,191      0.0
                                   799,183   Ispat International NV
                                             (NY Registered Shares)(USD)             13,831,820         6,043,821      0.1
                                                                                 --------------    --------------    ------
                                                                                     18,214,082         7,274,012      0.1

                                             Total Common Stocks
                                             in the Netherlands                      98,080,205        98,997,412      1.1


Merrill Lynch Global Allocation Fund, Inc., January 31, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                     (in US dollars)
                                   Shares                                                                       Percent of
COUNTRY     Industries              Held             Common Stocks                     Cost           Value     Net Assets
New         Natural Gas          1,227,104   Natural Gas Corporation
Zealand     Suppliers                        Holdings Limited                    $      867,270    $    1,287,594      0.0%

                                             Total Common Stocks in New Zealand         867,270         1,287,594      0.0

Norway      Banking              4,785,400   Christiania Bank Og Kreditkasse         10,697,335        20,959,347      0.2
                                 2,434,000   Den Norske Bank ASA                      7,189,721        10,402,124      0.1
                                                                                 --------------    --------------    ------
                                                                                     17,887,056        31,361,471      0.3

            Computer               668,518   Merkantildata ASA                        8,071,807         8,074,210      0.1
            Software

            Oil & Gas              781,330   Saga Petroleum ASA                      11,845,630         7,414,572      0.1
            Producers

                                             Total Common Stocks in Norway           37,804,493        46,850,253      0.5

Philip-     Banking              2,000,000   East-West Banking Corp.                 20,000,000        19,500,000      0.3
pines
            Multi-Industry       6,335,520   Ayala Corporation                        1,948,253         2,023,732      0.0

                                             Total Common Stocks
                                             in the Philippines                      21,948,253        21,523,732      0.3

Portugal    Banking                796,372   Banco Comercial Portugues, SA (BCP)
                                             (Registered Shares)                     11,879,677        24,978,902      0.3

            Banking--                   50   Banco Portugues do Atlantico (BPA)           1,244               953      0.0
            International

                                             Total Common Stocks in Portugal         11,880,921        24,979,855      0.3


Russia      Telecommuni-         1,611,800   PLD Telekom Inc. (USD)                  10,028,238         3,122,863      0.0
            cations                 18,700   PLD Telekom Inc. (Warrants)(a)(USD)         30,855             5,610      0.0
                                   149,000   PLD Telekom Inc. (Warrants)(a)(USD)        111,750            37,250      0.0

                                             Total Common Stocks in Russia           10,170,843         3,165,723      0.0

South       Metals--Steel          716,660   Pohang Iron & Steel Company Ltd.        28,695,627        44,299,843      0.5
Korea
            Telecommuni-             2,980   SK Telecom Co. Ltd.                      1,016,559         2,281,798      0.0
            cations              1,036,785   SK Telecom Co. Ltd. (ADR)++(USD)         5,226,630        10,562,243      0.2
                                                                                 --------------    --------------    ------
                                                                                      6,243,189        12,844,041      0.2

                                             Total Common Stocks in South Korea      34,938,816        57,143,884      0.7

Spain       Insurance               66,778   Corporacion Mapfre                       1,272,758         1,502,711      0.0

                                             Total Common Stocks in Spain             1,272,758         1,502,711      0.0

Sweden      Appliances             937,679   Electrolux AB 'B'                       10,152,244        14,557,618      0.2

            Automobiles &           43,916   Scania AB (Warrants)(a)                     60,444            68,744      0.0
            Equipment              391,430   Volvo AB 'B'                            12,386,419        10,672,442      0.1
                                                                                 --------------    --------------    ------
                                                                                     12,446,863        10,741,186      0.1

            Industrial             119,420   SKF AB 'A'                               2,217,257         1,501,599      0.0

            Insurance            1,022,258   Skandia Forsakrings AB                   7,716,720        16,657,698      0.2

            Metals--Steel          901,522   Avesta Sheffield AB                      7,672,265         2,926,494      0.1

            Multi-Industry         192,784   Svedala Industri AB                      2,531,671         2,918,796      0.0

            Paper & Forest         411,853   Mo och Domsjo AB (MoDo) 'B'             10,072,522        10,753,687      0.1
            Products

                                             Total Common Stocks in Sweden           52,809,542        60,057,078      0.7

Switzer-    Banking                 20,222   Banque Cantonale de Geneve (BCG)         6,737,471         3,988,841      0.0
land                                89,227   Credit Suisse Group (Registered
                                             Shares)                                 10,117,486        14,205,919      0.2
                                                                                 --------------    --------------    ------
                                                                                     16,854,957        18,194,760      0.2

            Banking &               51,616   UBS AG                                  10,538,909        16,690,204      0.2
            Financial

            Pharmaceuticals          8,212   Novartis AG (Registered Shares)         12,794,237        15,365,320      0.2

                                             Total Common Stocks in Switzerland      40,188,103        50,250,284      0.6

Thailand    Holding              1,373,300   BEC World Public Company
            Companies                        Limited 'Foreign'                        8,876,272         7,220,060      0.1

                                             Total Common Stocks in Thailand          8,876,272         7,220,060      0.1

United      Banking                874,699   Barclays PLC                            13,450,733        19,535,457      0.2
Kingdom                          1,286,880   National Westminster Bank PLC           22,066,945        23,584,588      0.3
                                                                                 --------------    --------------    ------
                                                                                     35,517,678        43,120,045      0.5

            Building &             325,351   Jarvis PLC                               3,797,606         3,232,463      0.0
            Construction

            Food & Beverage      1,256,839   Allied Domecq PLC                        9,162,332         9,680,071      0.1
                                   672,142   Bass PLC                                 9,822,359         9,051,090      0.1
                                                                                 --------------    --------------    ------
                                                                                     18,984,691        18,731,161      0.2

            Holding              8,595,618   BTR PLC                                 35,874,337        15,350,850      0.2
            Companies

            Insurance              718,942   Allied Zurich AG                         9,828,117        11,068,561      0.1
                                 1,758,447   Royal & Sun Alliance
                                             Insurance Group PLC                     17,511,089        13,341,274      0.2
                                                                                 --------------    --------------    ------
                                                                                     27,339,206        24,409,835      0.3

            Manufacturing--      1,270,861   Lucas Varity PLC                         3,986,954         6,052,323      0.1
            Automotive
            Supplies

            Retail--Food         1,610,493   Safeway PLC                              9,038,358         7,206,948      0.1

            Retail Stores          301,675   Signet Group PLC (ADR)++(USD)              461,861         5,675,261      0.0

            Steel                3,909,076   British Steel PLC                        9,053,760         8,586,061      0.1

            Telecommuni-           568,677   Cable & Wireless PLC                     4,292,301         8,213,487      0.1
            cations

                                             Total Common Stocks in the
                                             United Kingdom                         148,346,752       140,578,434      1.6

United      Aerospace &              9,565   Raytheon Company (Class A)                 307,416           533,249      0.0
States      Defense

            Apparel                700,000   Fruit of the Loom, Inc. (Class A)       18,572,062        10,150,000      0.1

            Banking                195,100   Banco Santander Puerto Rico              4,194,650         4,109,294      0.1
                                   465,000   Bank One Corporation                     7,980,784        24,354,375      0.3
                                   259,000   Banknorth Group, Inc.                    1,865,422         7,543,375      0.1
                                 2,760,939   Golden State Bancorp Inc.               27,171,636        51,595,048      0.6
                                 2,440,239   Golden State Bancorp Inc.
                                             (Warrants)(a)                            4,603,013        10,294,758      0.1
                                   770,194   Golden State Bancorp Inc.
                                             (Warrants)(a)                                    0         8,712,820      0.1
                                 1,400,000   KeyCorp                                 20,571,401        44,625,000      0.5
                                   765,800   Mellon Bank Corporation                 15,383,225        51,308,600      0.6
                                   265,900   Oriental Financial Group Inc.            3,509,880         8,608,513      0.1
                                 1,520,000   Republic New York Corporation           33,998,213        55,670,000      0.6
                                                                                 --------------    --------------    ------
                                                                                    119,278,224       266,821,783      3.1




Merrill Lynch Global Allocation Fund, Inc., January 31, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                     (in US dollars)
                                   Shares                                                                       Percent of
COUNTRY     Industries              Held             Common Stocks                     Cost           Value     Net Assets
United      Building               500,000   Chicago Bridge & Iron Company NV
States      Products                         (NY Registered Shares)              $    8,322,525    $    5,687,500      0.1%
(continued)                        567,892   Flowserve Corporation                   14,089,137         9,547,684      0.1
                                                                                 --------------    --------------    ------
                                                                                     22,411,662        15,235,184      0.2

            Business Data          621,500   Imation Corp.                            9,905,939         9,672,094      0.1
            Processing

            Business Data        2,000,000   Information Resources, Inc.             19,613,837        17,250,000      0.2
            Systems

            Chemicals              200,000   The Geon Company                         3,796,275         4,800,000      0.1

            Commercial           1,000,000   Cendant Corporation                     15,284,061        21,750,000      0.2
            Services

            Computer             1,300,000   FileNET Corporation                      5,900,936        13,162,500      0.2
            Software               300,000   Hyperion Solutions Corporation           5,400,575         5,606,250      0.1
                                 2,400,000   Inprise Corporation                     33,535,053        12,300,000      0.1
                                   300,000   PLATINUM technology
                                             International, Inc.                      3,985,707         3,975,000      0.0
                                                                                 --------------    --------------    ------
                                                                                     48,822,271        35,043,750      0.4

            Computers &          2,000,000   Iomega Corporation                      10,010,893        14,250,000      0.2
            Technology             750,000   Komag, Incorporated                     12,619,584         8,250,000      0.1
                                 1,100,000   Silicon Graphics, Inc.                  16,560,378        22,825,000      0.2
                                                                                 --------------    --------------    ------
                                                                                     39,190,855        45,325,000      0.5

            Construction &         200,000   Hovnanian Enterprises, Inc. (Class A)    1,750,602         1,762,500      0.0
            Housing

            Construction           500,000   TJ International, Inc.                   8,846,801        12,062,500      0.1
            Products

            Consumer--              90,770   Ascent Entertainment Group, Inc.           631,090         1,089,240      0.0
            Miscellaneous

            Electronics          2,300,000   Cabletron Systems, Inc.                 34,233,860        24,006,250      0.3
                                 2,101,000   Checkpoint Systems, Inc.                23,069,827        22,323,125      0.3
                                 1,198,400   MEMC Electronic Materials, Inc.         23,009,552        10,635,800      0.1
                                 1,020,000   Millipore Corporation                   27,923,143        31,173,750      0.4
                                 1,656,900   Silicon Valley Group, Inc.              27,105,826        27,131,738      0.3
                                   400,000   Tektronix, Inc.                          6,399,134        10,125,000      0.1
                                                                                 --------------    --------------    ------
                                                                                    141,741,342       125,395,663      1.5

            Energy &             1,079,400   Arch Coal, Inc.                         28,887,320        13,762,350      0.2
            Petroleum               46,400   Mitchell Energy & Development
                                             Corp. (Class A)                            675,716           545,200      0.0
                                   174,350   Mitchell Energy & Development
                                             Corp. (Class B)                          2,755,451         2,201,169      0.0
                                    50,000   Murphy Oil Corporation                   1,688,446         1,825,000      0.0
                                 1,500,000   Occidental Petroleum Corporation        28,058,743        22,593,750      0.3
                                    15,000   Plains Resources Inc.                       85,955           170,625      0.0
                                 1,402,978   Santa Fe Energy Resources, Inc.          7,579,573         8,154,810      0.1
                                 1,000,000   TransTexas Gas Corporation              16,636,708         1,937,500      0.0
                                   200,000   USX-Marathon Group                       3,413,440         4,550,000      0.1
                                                                                 --------------    --------------    ------
                                                                                     89,781,352        55,740,404      0.7

            Finance                250,000   Friedman, Billings, Ramsey
                                             Group, Inc. (Class A)                    1,536,900         1,593,750      0.0

            Financial              163,600   American Capital Strategies, Ltd.        2,454,000         2,863,000      0.0
            Services             1,972,900   Anthracite Capital, Inc.                29,662,250        13,563,687      0.2
                                                                                 --------------    --------------    ------
                                                                                     32,116,250        16,426,687      0.2

            Forest Products        394,200   Deltic Timber Corporation               11,221,223         9,411,525      0.1

            Gaming               1,235,000   Scientific Games Holdings Corp. (c)     27,568,304        21,303,750      0.2

            Healthcare             300,000   Advocat, Inc.                            2,852,500         1,631,250      0.0
            Services               100,000   Baxter International Inc.                2,110,285         7,093,750      0.1
                                 2,004,700   Beverly Enterprises, Inc.               15,182,383        11,401,731      0.1
                                 2,100,000   Humana Inc.                             32,795,915        37,537,500      0.4
                                   137,577   LTC Healthcare Inc.                        619,051           386,935      0.0
                                 1,900,000   Oxford Health Plans, Inc.               38,599,541        33,012,500      0.4
                                    57,300   Sierra Health Services, Inc.               930,912         1,081,538      0.0
                                   350,000   United HealthCare Corporation           11,247,018        15,662,500      0.2
                                                                                 --------------    --------------    ------
                                                                                    104,337,605       107,807,704      1.2

            Industrial              15,000   Bar Technologies Ltd. (Warrants)(a)        838,256           825,000      0.0

            Information            485,200   Billing Concepts Corp.                   4,642,750         4,912,650      0.1
            Processing

            Insurance            2,498,000   AGCO Corporation                        19,259,883        18,422,750      0.2
                                   186,300   Horace Mann Educators Corporation        2,143,166         4,471,200      0.0
                                 1,947,500   Risk Capital Holdings, Inc.             34,313,406        39,923,750      0.5
                                                                                 --------------    --------------    ------
                                                                                     55,716,455        62,817,700      0.7

            Machinery              700,000   Weatherford International, Inc.         12,643,639        12,337,500      0.1

            Metals & Mining        155,000   Alcoa Inc.                               8,643,584        12,961,875      0.2
                                 1,400,000   Battle Mountain Gold Company             8,838,297         5,162,500      0.1
                                 1,100,000   Commonwealth Industries, Inc.           17,690,878        12,443,750      0.1
                                   850,000   Newmont Mining Corporation              31,553,907        15,034,375      0.2
                                   400,000   Nucor Corporation                       18,363,133        19,600,000      0.2
                                    66,400   Reynolds Metals Company                  2,836,501         3,245,300      0.0
                                   245,000   The Timken Company                       4,388,743         5,313,438      0.1
                                                                                 --------------    --------------    ------
                                                                                     92,315,043        73,761,238      0.9

            Metals--               600,000   USEC Inc.                                8,550,000         8,700,000      0.1
            Non-Ferrous

            Metals--Steel          245,000   Worthington Industries, Inc.             2,948,283         3,384,063      0.0

            Multi-Industry          90,000   Loews Corporation                        3,984,675         7,576,875      0.1

            Natural                210,519   Freeport-McMoRan Copper
            Resources                        & Gold, Inc. (Class B)                   3,665,657         2,078,875      0.0

            Oil & Gas              900,000   Rowan Companies. Inc.                   12,395,215         7,931,250      0.1
            Producers              600,000   Tom Brown, Inc.                         10,596,357         5,700,000      0.0
                                   300,000   Transocean Offshore Inc.                 9,669,913         7,668,750      0.1
                                                                                 --------------    --------------    ------
                                                                                     32,661,485        21,300,000      0.2

            Oil Field              201,900   Veritas DGC Inc.                         2,715,091         2,511,131      0.0
            Equipment

            Oil Services           200,000   Diamond Offshore Drilling, Inc.          5,150,000         4,600,000      0.0
                                 2,700,000   Input/Output, Inc.                      24,438,350        17,212,500      0.2
                                 2,780,000   Noble Drilling Corporation              20,861,045        37,182,500      0.4
                                   350,000   Schlumberger Limited                    19,517,500        16,668,750      0.2
                                   300,000   Tidewater Inc.                          13,101,460         6,487,500      0.1
                                                                                 --------------    --------------    ------
                                                                                     83,068,355        82,151,250      0.9



Merrill Lynch Global Allocation Fund, Inc., January 31, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                     (in US dollars)
                                   Shares                                                                       Percent of
COUNTRY     Industries             Held             Common Stocks                     Cost           Value     Net Assets
United      Paper                  160,200   Boise Cascade Corporation           $    4,225,000    $    4,816,012      0.1%
States                             165,000   Fort James Corporation                   3,091,744         5,919,375      0.1
(concluded)                        240,000   Louisiana-Pacific Corporation            5,273,733         4,815,000      0.0
                                                                                 --------------    --------------    ------
                                                                                     12,590,477        15,550,387      0.2

            Pollution              500,000   Safety Kleen Corp.                       5,574,398         7,562,500      0.1
            Control

            Publishing             300,000   The Reader's Digest
                                             Association, Inc. (Class A)              7,030,450         8,625,000      0.1

            Real Estate          2,574,465   Catellus Development Corporation        22,351,219        39,582,399      0.5
                                 3,633,600   Security Capital Group
                                             Incorporated (Class B)                  78,475,062        45,874,200      0.5
                                 3,453,682   Security Capital U.S. Realty            30,909,352        28,320,192      0.3
                                   700,000   United Dominion Realty Trust, Inc.       8,034,273         6,912,500      0.1
                                                                                 --------------    --------------    ------
                                                                                    139,769,906       120,689,291      1.4

            Real Estate          1,638,300   AMB Property Corporation                35,614,536        36,247,387      0.4
            Investment             382,713   Apartment Investment & Management
            Trusts                           Company (Class A)                       10,766,036        14,303,898      0.2
                                   100,000   CarrAmerica Realty Corporation           2,264,699         2,200,000      0.0
                                   455,000   Equity Office Properties Trust          11,602,500        11,602,500      0.2
                                    91,991   Horizon Group Properties, Inc.             551,946           413,959      0.0
                                 3,042,500   Imperial Credit Commercial
                                             Mortgage Investment Corp.               42,303,825        28,903,750      0.3
                                 3,500,000   Meditrust Companies                     68,896,350        54,906,250      0.6
                                    63,400   National Health Investors, Inc.          1,621,138         1,747,463      0.0
                                   874,400   Nationwide Health Properties, Inc.      17,980,378        18,143,800      0.2
                                 2,039,825   Prime Retail, Inc.                      21,446,145        18,358,425      0.2
                                   400,000   Taubman Centers, Inc.                    3,512,161         5,200,000      0.1
                                   920,000   Walden Residential Properties,
                                             Inc. (Warrants)(a)                       1,125,068           920,000      0.0
                                                                                 --------------    --------------    ------
                                                                                    217,684,782       192,947,432      2.2

            Retail                 206,500   Coinstar, Inc.                             311,636         2,942,625      0.0
                                   850,000   Heilig-Meyers Company                   11,224,247         5,578,125      0.1
                                                                                 --------------    --------------    ------
                                                                                     11,535,883         8,520,750      0.1

            Retail--             1,000,000   Ugly Duckling Corporation               13,010,625         4,625,000      0.1
            Automotive

            Retail Stores        1,110,000   Filene's Basement Corporation           10,092,619         2,636,250      0.1
                                   300,000   J. Baker, Inc.                           5,134,145         1,771,875      0.0
                                   700,000   Toys 'R' Us, Inc.                       15,851,134        10,500,000      0.1
                                                                                 --------------    --------------    ------
                                                                                     31,077,898        14,908,125      0.2

            Savings Banks          572,886   Sovereign Bancorp, Inc.                  1,552,137         7,268,491      0.1

            Semiconductors       2,885,500   Cypress Semiconductor Corporation       22,983,735        28,855,000      0.3

            Telecommuni-           300,000   Allen Telecom Inc.                       3,338,218         2,025,000      0.0
            cations              8,143,458   CAI Wireless Systems, Inc.               1,560,093         9,161,390      0.1
                                   485,300   CellNet Data Systems, Inc.               3,506,438         3,943,062      0.1
                                   120,363   CellNet Data Systems, Inc.
                                             (Warrants)(a)                           13,716,570           932,813      0.0
                                 2,770,200   General Communication, Inc.
                                             (Class A)                               18,631,175        13,158,450      0.2
                                 2,500,000   Glenayre Technologies, Inc.             25,609,813        12,500,000      0.1
                                   137,500   Leap Wireless International, Inc.          653,125           790,625      0.0
                                   800,000   QUALCOMM Incorporated                   40,357,662        52,600,000      0.6
                                    47,000   United USN Inc. (Class A)
                                             (Warrants)(a)                            5,840,131               470      0.0
                                    14,113   United USN Inc. (Warrants)(a)            1,084,937               141      0.0
                                   526,600   Western Wireless Corporation
                                             (Class A)                                5,914,750        13,724,513      0.2
                                    18,315   Wireless One, Inc. (Warrants)(a)            18,315               183      0.0
                                                                                 --------------    --------------    ------
                                                                                    120,231,227       108,836,647      1.3

            Textiles             2,600,000   Burlington Industries, Inc.             34,175,185        17,225,000      0.2

            Tobacco              1,875,700   DIMON Incorporated                      29,253,130        12,426,512      0.1

            Transportation         500,000   J.B. Hunt Transport Services, Inc.       7,721,406        12,875,000      0.1
                                   450,000   Union Pacific Corporation               19,534,654        23,146,875      0.3
                                                                                 --------------    --------------    ------
                                                                                     27,256,060        36,021,875      0.4

            Utilities--             47,570   BayCorp Holdings, Ltd.                   2,549,753           220,011      0.0
            Electric & Gas       4,105,623   Citizens Utilities Company (Class B)    35,740,872        32,075,180      0.4
                                 4,037,285   El Paso Electric Company                21,195,746        32,802,941      0.4
                                 1,590,000   Entergy Corporation                     42,223,912        46,805,625      0.5
                                 1,127,900   Houston Industries Incorporated         22,955,631        34,259,962      0.4
                                 1,500,000   Niagara Mohawk Power Corporation        23,789,306        22,968,750      0.3
                                 1,117,500   Potomac Electric Power Company          26,018,509        26,051,719      0.3
                                   523,800   Unicom Corporation                      12,074,658        18,660,375      0.2
                                                                                 --------------    --------------    ------
                                                                                    186,548,387       213,844,563      2.5

                                             Total Common Stocks in the
                                             United States                        1,880,738,040     1,859,437,638     21.3

                                             Total Investments in
                                             Common Stocks                        4,003,486,770     3,983,310,992     45.7

                                                Equity Closed-End Funds

Austria     Financial              320,000   The Austria Fund (USD)                   2,642,432         3,180,000      0.0
            Services

                                             Total Equity Closed-End Funds
                                             in Austria                               2,642,432         3,180,000      0.0

Indonesia   Financial               25,600   Jakarta Growth Fund (USD)                  158,080            57,600      0.0
            Services

                                             Total Equity Closed-End Funds
                                             in Indonesia                               158,080            57,600      0.0

Ireland     Financial              150,000   Irish Investment Fund (USD)              1,086,041         3,206,250      0.1
            Services

                                             Total Equity Closed-End Funds
                                             in Ireland                               1,086,041         3,206,250      0.1

Italy       Financial              150,000   Italy Fund (USD)                         1,198,520         2,240,625      0.0
            Services

                                             Total Equity Closed-End Funds
                                             in Italy                                 1,198,520         2,240,625      0.0

South       Financial              125,000   Fidelity Advisor Korea Fund (USD)        1,088,750           734,375      0.0
Korea       Services               200,000   Korea Equity Fund (USD)                  1,369,598           775,000      0.0
                                 1,400,528   Korea Fund (USD)                        19,847,163        13,217,483      0.2
                                   200,000   Korean Investment Fund (USD)             1,561,000           900,000      0.0

                                             Total Equity Closed-End Funds
                                             in South Korea                          23,866,511        15,626,858      0.2

                                             Total Investments in
                                             Equity Closed-End Funds                 28,951,584        24,311,333      0.3




Merrill Lynch Global Allocation Fund, Inc., January 31, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                     (in US dollars)
                                   Shares                                                                       Percent of
COUNTRY     Industries              Held            Preferred Stocks                   Cost           Value     Net Assets
Australia   Publishing             600,000   The News Corporation Limited
                                             (ADR)++(USD)                        $   10,451,056    $   16,800,000      0.2%

                                             Total Preferred Stocks in Australia     10,451,056        16,800,000      0.2

Germany     Chemicals              138,305   Henkel KGaA                              5,886,677         9,495,385      0.1

            Machinery &            157,130   Jungheinrich AG                          3,186,845         1,943,591      0.0
            Equipment

            Medical Equipment       31,335   Fresenius AG                             6,199,809         5,771,219      0.1

            Multi-Industry         450,000   RWE AG                                   8,725,424        14,043,150      0.2

                                             Total Preferred Stocks in Germany       23,998,755        31,253,345      0.4

Norway      Financial              175,000   A/S Eksportfinans (8.70%)(USD)           4,377,500         4,900,000      0.1
            Services

                                             Total Preferred Stocks in Norway         4,377,500         4,900,000      0.1

Portugal    Banking                181,400   BCP International Bank
                                             (8% Convertible)(USD)                   13,480,528        21,790,675      0.2

                                             Total Preferred Stocks in Portugal      13,480,528        21,790,675      0.2

Spain       Banking                188,100   Santander Overseas Bank
                                             (8% Convertible, Series D)(USD)          4,568,425         4,831,819      0.0

                                             Total Preferred Stocks in Spain          4,568,425         4,831,819      0.0

United      Banking                140,000   California Federal Bank
States                                       (9.125%, Series A)                       3,485,500         3,692,500      0.0

            Cable                1,000,000   Diva Systems Corp.
            Television                       (Convertible, Series C)                  8,410,000         5,000,000      0.1
                                 1,000,000   Diva Systems Corp.
                                             (Convertible, Series D)                 11,440,000         5,000,000      0.1
                                                                                 --------------    --------------    ------
                                                                                     19,850,000        10,000,000      0.2

            Natural                150,000   Cyprus Amax Minerals Co.
            Resources                        (Convertible, Series A)                  9,188,313         5,081,250      0.1
                                             Freeport-McMoRan Copper & Gold Inc.:
                                   219,000      (3.50% Convertible-Gold, Series B)    7,703,330         3,723,000      0.0
                                   348,700      (5% Convertible, Series A)            7,918,834         5,535,612      0.1
                                                                                 --------------    --------------    ------
                                                                                     24,810,477        14,339,862      0.2

            Publishing             198,500   Reader's Digest Association,
                                             Inc. (Trust Automatic
                                             Common Exchange Securities)
                                             (Convertible)                            4,652,344         5,570,406      0.1

            Railroads               40,000   Union Pacific Capital Trust
                                             (6.25% Convertible)                      1,793,600         1,990,000      0.0

            Real Estate            476,800   Apartment Investment &
            Investment                       Management Co. (9.375%, Series G)       11,751,900        10,728,000      0.1
            Trusts                 298,746   Bradley Real Estate Inc.
                                             (8.40% Convertible, Series A)            6,852,856         6,983,188      0.1
                                    97,300   Carramerica Realty Corp.
                                             (8.55%, Series C)                        2,398,445         2,164,925      0.0
                                   400,000   Crown American Realty Trust
                                             (11%, Series A)                         20,000,000        19,525,000      0.2
                                   139,200   First Union CV PFA
                                             (8.40% Convertible, Series A)            3,480,000         2,801,400      0.0
                                   350,000   National Health Investors, Inc.
                                             (8.50% Convertible)                      8,750,000         8,837,500      0.1
                                   717,500   Prime Retail, Inc. (10.50%)             16,366,161        17,623,594      0.2
                                             Walden Residential Properties, Inc.:
                                    50,000      (9.16% Convertible, Series B)         1,418,750         1,162,500      0.0
                                 1,078,000      (9.20% Convertible, Series S)        26,269,636        23,446,500      0.3
                                                                                 --------------    --------------    ------
                                                                                     97,287,748        93,272,607      1.0

            Utilities               77,600   Citizens Utilities Trust
                                             (5% Convertible)                         3,398,931         3,142,800      0.0

                                             Total Preferred Stocks
                                             in the United States                   155,278,600       132,008,175      1.5

                                             Total Investments
                                             in Preferred Stocks                    212,154,864       211,584,014      2.4


                      Currency      Face
                    Denomination   Amount        Fixed-Income Securities

Argentina   Banking   USD       45,000,000   Banco Rio de la Plata SA, 8.75%
                                             due 12/15/2003                          36,900,950        41,400,000      0.5

            Food/     USD       23,500,000   Mastellone Hermanos SA, 11.75%
            Dairy                            due 4/01/2008                           23,687,500        19,270,000      0.2
            Products

            Government                       City of Buenos Aires:
            Obliga-   ARS       36,550,000      10.50% due 5/28/2004                 31,996,453        27,240,374      0.3
            tions     USD       38,000,000      11.25% due 4/11/2007                 37,715,000        33,440,000      0.4
                      USD       14,229,000      11.25% due 4/11/2007
                                                  (Regulation S)                     13,888,779        12,521,520      0.1
                                             Republic of Argentina:
                      USD      131,271,000      6.187% due 3/31/2005 (d)(l)(n)       96,814,548       104,688,622      1.2
                      USD       85,000,000      11.375% due 1/30/2017                82,988,125        77,881,250      0.9
                      USD      185,750,000      9.75% due 9/19/2027                 141,356,855       152,779,375      1.8
                      USD       30,000,000      Par 'L' Bonds, 5.75% due
                                                3/31/2023 (l)                        18,786,154        20,850,000      0.2
                      USD       80,000,000      Series L, 6.437% due
                                                3/31/2023 (l)                        55,087,021        54,400,000      0.6
                                                                                 --------------    --------------    ------
                                                                                    478,632,935       483,801,141      5.5

                                             Total Fixed-Income Securities
                                             in Argentina                           539,221,385       544,471,141      6.2

Brazil      Banking                          Banco Nacional de Desenvolvimiento
                                             Economico e Social:
                      USD        7,500,000      9% due 9/24/2007                      6,675,000         4,350,000      0.0
                      USD       61,100,000      15.224% due 6/16/2008                39,616,937        41,242,500      0.5
                                                                                 --------------    --------------    ------
                                                                                     46,291,937        45,592,500      0.5

            Government                       Republic of Brazil:
            Obliga-   USD       35,000,000      Exit Bonds, 6% due 9/15/2013 (l)     20,187,780        21,000,000      0.2
            tions     USD       10,000,000      Par 'L' Bonds, 5.50% due
                                                4/15/2024 (d)(l)                      6,100,000         5,437,500      0.1
                                                                                 --------------    --------------    ------
                                                                                     26,287,780        26,437,500      0.3

            Indust-   USD        9,500,000   Companhia Vale Do Rio Doce,
            rial                             10% due 4/02/2004                        8,265,000         8,265,000      0.1
                      USD       13,000,000   Globo Comunicacoes e Participacoes
                                             SA, 10.625% due 12/05/2008              12,954,500         6,110,000      0.1
                                                                                 --------------    --------------    ------
                                                                                     21,219,500        14,375,000      0.2

            Utilities USD       32,250,000   Espirito Santo-Escelsa,
                                             10% due 7/15/2007                       31,726,875        17,415,000      0.2

                                             Total Fixed-Income Securities
                                             in Brazil                              125,526,092       103,820,000      1.2

Canada      Cable/    CAD        7,545,000   Rogers Cablesystem Inc., 9.65%
            Telecom-                         due 1/15/2014                            4,397,424         5,383,932      0.1
            munica-   CAD        3,000,000   Rogers Communications, Inc.,
            tions                            7.50% due 9/01/1999
                                             (Convertible Bonds)                      2,041,006         2,071,192      0.0
                                                                                 --------------    --------------    ------
                                                                                      6,438,430         7,455,124      0.1

            Indust-   USD       17,100,000   Ainsworth Lumber Company,
            rial                             12.50% due 7/15/2007+++                 16,668,015        17,100,000      0.2
            --Services

            Paper &   CAD        2,000,000   MacMillan Bloedel Ltd., 5% due
            Forest                           5/01/2007(Convertible Bonds)             1,024,416         1,099,338      0.0
            Products

            Real      CAD       16,501,370   First Place Tower, Inc.,
            Estate                           10.92% due 12/15/2015
                                             (Convertible Bonds)(e)                  26,874,771        29,505,761      0.3

                                             Total Fixed-Income Securities
                                             in Canada                               51,005,632        55,160,223      0.6



Merrill Lynch Global Allocation Fund, Inc., January 31, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                       Currency
                       Denomina-    Face                                                                         Percent of
COUNTRY     Industries  tion       Amount         Fixed-Income Securities                Cost           Value    Net Assets
Cayman      Multi-    USD       50,000,000   Beta Finance Corp., 0.20%
Islands     Industry                         due 5/27/2000                       $   51,191,648    $   50,170,000      0.6%

                                             Total Fixed-Income Securities
                                             in the Cayman Islands                   51,191,648        50,170,000      0.6

Chile       Utilities--                      Empresa Electricidad del Norte:
            Electric  USD       28,500,000      10.50% due 6/15/2005                 28,625,000        17,100,000      0.2
                      USD       11,800,000      10.50% due 6/15/2005
                                                (Regulation S)                        8,904,750         7,080,000      0.1

                                             Total Fixed-Income Securities
                                             in Chile                                37,529,750        24,180,000      0.3

China       Multi-    USD       18,300,000   Shanghai Industrial
            Industry                         Investment Treasury Co., 1%
                                             due 2/24/2003 (Convertible Bonds)       12,667,385        13,816,500      0.2
                      USD        4,450,000   Shanghai Investment Holdings,
                                             1% due 6/12/2002
                                             (Convertible Bonds)                      4,103,654         3,571,125      0.0
                                                                                 --------------    --------------    ------
                                                                                     16,771,039        17,387,625      0.2

            Utilities USD       55,250,000   Huaneng Power International PLC,
            --Electric                       1.75% due 5/21/2004
                                             (Convertible Bonds)                     45,890,393        46,410,000      0.5

                                             Total Fixed-Income Securities
                                             in China                                62,661,432        63,797,625      0.7

France      Insurance EUR           77,059   Finaxa, 3% due 1/01/2007
                                             (Convertible Bonds)                      9,985,472        12,286,241      0.1

            Real      EUR      164,800,000   Societe Fonciere Lyonnaise SA,
            Estate                           4% due 10/31/2004 (Convertible Bonds)   28,280,170        33,460,553      0.4

                                             Total Fixed-Income Securities
                                             in France                               38,265,642        45,746,794      0.5

Germany     Elec-     USD        1,000,000   Siemens AG, 8% due 6/24/2002             1,027,467         1,071,250      0.0
            trical
            Equipment

            Financial USD        5,875,000   Veba International Finance
            Services                         (with Warrants), 6% due
                                             4/06/2000 (a)                            2,965,841         5,875,000      0.1

                                             Total Fixed-Income Securities
                                             in Germany                               3,993,308         6,946,250      0.1

Hong        Multi-    USD       17,250,000   First Pacific Capital Ltd., 2% due
Kong        Industry                         3/27/2002 (Convertible Bonds)           16,927,221        15,180,000      0.2
                      USD       16,000,000   Hutchison Delta Finance,
                                             7% due 11/08/2001
                                             (Convertible Bonds)                     16,640,000        16,800,000      0.2
                                             Hutchison Whampoa Limited:
                      USD       49,250,000      7.45% due 8/01/2017                  41,025,000        42,108,750      0.5
                      USD       24,400,000      7.50% due 8/01/2027                  19,671,062        20,496,000      0.2
                                                                                 --------------    --------------    ------
                                                                                     94,263,283        94,584,750      1.1

            Utilities USD       21,750,000   Cathay International Ltd., 13%
            --Infra-                         due 4/15/2008                           21,618,750         6,090,000      0.0
            structure

                                             Total Fixed-Income Securities
                                             in Hong Kong                           115,882,033       100,674,750      1.1

Indonesia   Paper &   USD        7,650,000   APP Finance VII Mauritius,
            Forest                           3.50% due 4/30/2003                      6,196,500         3,805,875      0.1
            Products                         (Convertible Bonds)
                      USD       35,000,000   APP Global Finance V Ltd.,
                                             2% due 7/25/2000
                                             (Convertible Bonds)                     35,135,500        27,475,000      0.3
                      USD        3,965,000   PT Indah Kiat Pulp & Paper,
                                             8.875% due 11/01/2000                    3,300,862         2,577,250      0.0

                                             Total Fixed-Income Securities
                                             in Indonesia                            44,632,862        33,858,125      0.4

Japan       Banking   JPY    1,990,000,000   Asahi Bank, Ltd., 0.50% due
                                             8/01/2007(Convertible Bonds)            11,572,219        17,584,494      0.2
                      JPY    8,991,000,000   Fuji International Finance Trust,
                                             0.25% due 2/01/2002 (Convertible
                                             Preference Shares)                      57,009,671        31,315,402      0.4
                      USD       23,250,000   MBL International Finance (Bermuda),
                                             3% due 11/30/2002
                                             (Convertible Bonds)                     22,298,437        23,947,500      0.3
                      JPY    5,410,000,000   Sumitomo Bank International
                                             Finance NV, 0.75% due 5/31/2001
                                             (Convertible Bonds)                     44,571,881        54,318,670      0.6
                                                                                 --------------    --------------    ------
                                                                                    135,452,208       127,166,066      1.5

            Beverages JPY    1,711,000,000   Kinki Coca-Cola Bottling Co.,
                                             Ltd., #1, 0.85% due 12/30/2003
                                             (Convertible Bonds)                     15,008,695        15,818,068      0.2
                      JPY    1,706,000,000   Sanyo Coca-Cola Bottling Co.,
                                             Ltd., #1, 0.90% due
                                             6/30/2003 (Convertible Bonds)           15,066,042        20,994,892      0.2
                      JPY      582,000,000   Shikoku Coca-Cola Bottling Co.,
                                             Ltd., #1, 2.40% due 3/29/2002
                                             (Convertible Bonds)                      5,406,026         6,356,553      0.1
                                                                                 --------------    --------------    ------
                                                                                     35,480,763        43,169,513      0.5

            Chemicals                        Shin-Etsu Chemical Co., Ltd.
                                             (Convertible Bonds):
                      JPY      148,000,000      #5, 1.30% due 3/31/1999               1,577,446         2,125,559      0.0
                      JPY      301,000,000      #6, 0.40% due 9/30/2005               2,987,802         3,908,755      0.0
                      USD        4,700,000   Shin-Etsu Chemical Co., Ltd.
                                             (with Warrants), 3.375%
                                             due 8/08/2000 (a)                        3,274,060         4,488,500      0.1
                                                                                 --------------    --------------    ------
                                                                                      7,839,308        10,522,814      0.1

            Elec-     JPY    1,339,000,000   Matsushita Electric Works, Ltd.,
            trical                           #9, 1% due 11/30/2005
            Equipment                        (Convertible Bonds)                     13,252,580        12,494,109      0.1

            Elec-     JPY      650,000,000   Matsushita Electric Industrial
            tronics                          Company, Ltd., #5, 1.30% due
                                             3/29/2002 (Convertible Bonds)            6,133,347         7,155,143      0.1

            Financial JPY      862,000,000   Kokusai Securities Co., Ltd.,
            Services                         1.25% due 9/30/2013
                                             (Convertible Bonds)                      7,747,314         7,894,995      0.1

            Indus-    JPY    1,492,000,000   Fuji Heavy Indstries, #4, 0.90%
            trial                            due 9/30/2003 (Convertible Bonds)       13,672,391        16,423,805      0.2
                      JPY      923,000,000   Toyoda Automatic Loom Works, #2,
                                             0.35% due 9/30/2003
                                             (Convertible Bonds)                      8,689,380         8,588,631      0.1
                                                                                 --------------    --------------    ------
                                                                                     22,361,771        25,012,436      0.3

            Insur-    JPY      456,000,000   Mitsui Marine & Fire Insurance
            ance                             Company, Ltd., #3, 0.70% due
                                             3/31/2003 (Convertible Bonds)            3,786,983         3,886,275      0.0
                      JPY      117,000,000   Nichido Fire & Marine Insurance
                                             Co., Ltd., #5, 1% due 3/31/2003
                                             (Convertible Bonds)                      1,109,381           996,130      0.0
                                             Nisshin Fire and Marine Insurance
                                             Company, Limited (Convertible Bonds):
                      JPY      900,000,000      #1, 0.65% due 3/31/2004               7,132,646         6,803,406      0.1
                      JPY    1,626,000,000      #2, 0.75% due 3/31/2006              12,682,239        12,165,635      0.1



Merrill Lynch Global Allocation Fund, Inc., January 31, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                       Currency
                       Denomina-    Face                                                                         Percent of
COUNTRY     Industries  tion       Amount         Fixed-Income Securities                Cost           Value    Net Assets
Japan       Insurance                        Sumitomo Marine & Fire Insurance
(con-       (concluded)                      Co., Ltd. (Convertible Bonds):
cluded)               JPY      300,000,000      #3, 1.10% due 3/29/2002          $    2,522,005    $    2,902,477      0.0%
                      JPY    1,527,000,000      #4, 1.20% due 3/31/2004              13,104,977        14,773,607      0.2
                      JPY      588,000,000   Yasuda Fire & Marine Insurance
                                             Co. Ltd., #3, 0.60% due 3/30/2001
                                             (Convertible Bonds)                      4,903,719         4,996,078      0.1
                                                                                 --------------    --------------    ------
                                                                                     45,241,950        46,523,608      0.5

                                             Total Fixed-Income Securities
                                             in Japan                               273,509,241       279,938,684      3.2

Malaysia    Oil--                            Petroliam Nasional Berhad:
            Related   USD       24,950,000      7.125% due 8/15/2005                 16,615,125        21,550,562      0.2
                      USD       74,125,000      7.75% due 8/15/2015                  40,801,875        52,628,750      0.6
                      USD      117,464,000      7.625% due 10/15/2026                76,021,344        83,399,440      1.0
                                                                                 --------------    --------------    ------
                                                                                    133,438,344       157,578,752      1.8

            Tele-                            Telekom Malaysia Berhad:
            communi-  USD        3,000,000      4% due 10/03/2004
            cations                             (Convertible Bonds)                   2,523,750         2,220,000      0.0
                      USD       62,350,000      4% due 10/03/2004
                                                (Convertible Bonds)
                                                  (Regulation S)                     52,446,837        46,139,000      0.5
                      USD        5,250,000      7.875% due 8/01/2025                  4,213,125         3,806,250      0.1
                      USD       61,825,000      7.875% due 8/01/2025
                                                  (Regulation S)                     42,609,110        44,823,125      0.5
                                                                                 --------------    --------------    ------
                                                                                    101,792,822        96,988,375      1.1

                                             Total Fixed-Income Securities
                                             in Malaysia                            235,231,166       254,567,127      2.9

Mexico      Oil--                            Petroleos Mexicanos:
            Related   USD       61,500,000      9.25% due 3/30/2018
                                                  (Regulation S)                     54,948,750        47,355,000      0.5
                      USD       45,150,000      8.625% due 12/01/2023                25,007,000        33,862,500      0.4

                                             Total Fixed-Income Securities
                                             in Mexico                               79,955,750        81,217,500      0.9

New         Govern-   NZD       15,000,000   New Zealand Index Linked Notes,
Zealand     ment                             Series 216, 4.50% due 2/14/2016          8,418,821         8,434,717      0.1
            Obligations

                                             Total Fixed-Income Securities
                                             in New Zealand                           8,418,821         8,434,717      0.1

Philip-     Multi-                           AC International Finance
pines       Industry                         (Convertible Bonds):
                      USD       26,750,000      0% due 12/08/2000 (b)                22,113,484        22,336,250      0.2
                      USD        4,750,000      0.50% due 7/30/2002                   4,373,252         4,702,500      0.1

                                             Total Fixed-Income Securities
                                             in the Philippines                      26,486,736        27,038,750      0.3

Russia      Govern-   USD       64,400,000   City of St. Petersburg, 9.50% due
            ment                             6/18/2002                               22,912,562        16,100,000      0.2
            Obliga-                          Russian Federation Bonds:
            tions     USD       13,800,000      9.25% due 11/27/2001
                                                  (Regulation S)                      7,349,645         5,244,000      0.1
                      USD      116,300,000      8.75% due 7/24/2005                  26,747,198        29,656,500      0.3
                      USD      142,750,000      12.75% due 6/24/2028                131,353,237        45,680,000      0.5
                      USD       31,900,000      12.75% due 6/24/2028
                                                  (Regulation S)                     16,836,300        10,208,000      0.1
                                                                                 --------------    --------------    ------
                                                                                    205,198,942       106,888,500      1.2

            Oil & Gas USD       13,250,000   Lukinter Finance, 3.50%
            Producers                        due 5/06/2002 (Convertible Bonds)       11,016,687         4,902,500      0.1

            Tele-                            PLD Telekom Inc. (i):
            communi-  USD       74,500,000      14% due 6/01/2004                    74,500,000        40,975,000      0.5
            cations   USD       18,700,000      9% due 6/01/2006
                                                (Convertible Bonds)                  18,756,250         9,350,000      0.1
                                                                                 --------------    --------------    ------
                                                                                     93,256,250        50,325,000      0.6

            Utilities USD       56,850,000   Mosenergo Finance BV, 8.375%
                                             due 10/09/2002                          28,102,613        10,517,250      0.1

                                             Total Fixed-Income Securities
                                             in Russia                              337,574,492       172,633,250      2.0

Singapore   Multi-    USD       11,290,000   Far East Livingston Shipyards,
            Industry                         1.50% due 5/02/2001
                                             (Convertible Bonds)                      9,273,312         9,878,750      0.1
                                             Keppel Corporation Limited
                                             (Redeemable Cumulative
                                             Convertible Preference Shares):
                      USD       47,500,000      2% due 8/12/2002                     47,492,500        46,075,000      0.5
                      USD        5,000,000      2% due 8/12/2002 (Regulation S)       4,599,690         4,850,000      0.1
                                                                                 --------------    --------------    ------
                                                                                     61,365,502        60,803,750      0.7

            Tele-     USD       38,250,000   Fullerton Global Corp., 0% due
            communi-                         4/02/2003(Convertible Bonds)(b)         35,544,153        35,526,600      0.4
            cations

                                             Total Fixed-Income Securities
                                             in Singapore                            96,909,655        96,330,350      1.1

South       Insurance USD       36,300,000   LibLife International, 6.50% due
Africa                                       9/30/2004 (Convertible Bonds)           37,208,125        32,942,250      0.4

                                             Total Fixed-Income Securities
                                             in South Africa                         37,208,125        32,942,250      0.4

South       Banking                          Export-Import Bank of Korea:
Korea                 USD        4,000,000      6.50% due 2/10/2002                   2,780,000         3,680,000      0.0
                      USD       21,000,000      Series D, 6.50% due 11/15/2006       16,459,400        19,005,000      0.2
                                             Koram Bank Ltd. (Convertible Bonds):
                      USD        1,500,000      0.25% due 8/26/2007                   1,447,500         1,245,000      0.0
                      USD        5,750,000      0.25% due 8/26/2007 (Regulation S)    5,291,426         4,772,500      0.1
                                             Korea Development Bank:
                      USD        7,500,000      7.125% due 9/17/2001                  6,374,100         7,327,800      0.1
                      USD       10,000,000      6.625% due 11/21/2003                 8,047,500         9,426,300      0.1
                                                                                 --------------    --------------    ------
                                                                                     40,399,926        45,456,600      0.5

            Elec-                            Samsung Electronics Co.
            tronics                          (Convertible Bonds):
                      USD        7,000,000      0.25% due 12/31/2006
                                                  (Regulation S)                      5,676,375         8,330,000      0.1
                      USD        1,500,000      0% due 12/31/2007 (b)                 1,548,018         1,485,000      0.0
                      USD       36,000,000      0% due 12/31/2007
                                                  (Regulation S)(b)                  33,204,532        35,640,000      0.4
                                                                                 --------------    --------------    ------
                                                                                     40,428,925        45,455,000      0.5

            Energy                           Ssangyong Oil Refining Co.
            Related                          (Convertible Bonds):
                      USD        9,755,000      3% due 12/31/2004                     7,206,837         5,560,350      0.1
                      USD       16,535,000      3.75% due 12/31/2008                 17,448,950        16,535,000      0.2
                                                                                 --------------    --------------    ------
                                                                                     24,655,787        22,095,350      0.3

            Machinery CHF       10,000,000   Medison Co., 0.25% due 3/06/2002
            & Equipment                      (Convertible Bonds)                      6,433,041         7,537,865      0.1




Merrill Lynch Global Allocation Fund, Inc., January 31, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                       Currency
                       Denomina-    Face                                                                         Percent of
COUNTRY     Industries  tion       Amount         Fixed-Income Securities                Cost           Value    Net Assets
South       Metals--                         Pohang Iron & Steel Company Ltd.:
Korea       Steel     USD        6,485,000      7.375% due 5/15/2005             $    4,474,650    $    5,860,819      0.1%
(concluded)           USD        5,000,000      7.125% due 11/01/2006                 3,800,000         4,356,250      0.0
                                                                                 --------------    --------------    ------
                                                                                      8,274,650        10,217,069      0.1

            Multi-    CHF        5,250,000   Daewood Corporation, 0.125%
            Industry                         due 12/31/2001 (Convertible Bonds)       3,642,719         3,217,682      0.0

            Tele-                            Korea Telecom:
            communi-  USD        3,350,000      7.50% due 6/01/2006                   2,202,625         3,049,270      0.0
            cations   USD       19,000,000      7.625% due 4/15/2007                 15,407,100        17,907,500      0.2
                      USD       40,000,000   SK Telecom Co. Ltd., 7.75%
                                             due 4/29/2004                           31,591,662        37,600,000      0.5
                                                                                 --------------    --------------    ------
                                                                                     49,201,387        58,556,770      0.7

            Utilities--                      Korea Electric Power Corp.:
            Electric  USD       40,750,000      5% due 8/01/2001
                                                (Convertible Bonds)                  38,392,275        38,712,500      0.4
                      USD        9,250,000      8% due 7/01/2002                      8,044,570         9,111,250      0.1
                      USD       10,600,000      7% due 10/01/2002                     9,179,140         9,964,000      0.1
                      USD       45,000,000      6.375% due 12/01/2003                34,280,000        40,893,750      0.5
                      USD        5,000,000      6% due 12/01/2026                     3,786,500         4,525,000      0.1
                      USD        3,300,000      7% due 2/01/2027                      2,450,250         3,019,500      0.0
                                                                                 --------------    --------------    ------
                                                                                     96,132,735       106,226,000      1.2

                                             Total Fixed-Income Securities
                                             in South Korea                         269,169,170       298,762,336      3.4

Thailand    Metals    USD       44,000,000   NSM Steel Inc., 12% due 2/01/2006       40,139,219         7,920,000      0.1
            --Steel

                                             Total Fixed-Income Securities
                                             in Thailand                             40,139,219         7,920,000      0.1

Turkey      Tele-     USD       37,000,000   Cellco Finance NV, 15% due 8/01/2005    37,000,000        34,965,000      0.4
            communi-
            cations

                                             Total Fixed-Income Securities
                                             in Turkey                               37,000,000        34,965,000      0.4

United      Financial GBP       11,600,000   Liberty International Holdings PLC,
Kingdom     Services                         5.50% due 4/30/2009
                                             (Convertible Bonds)                     14,179,895        19,001,896      0.2

            Tele-     USD       29,200,000   International Cabletel, Inc.,
            communi-                         Series B, 0/11.50% due
            cations                          2/01/2006 (b)                           23,573,206        25,112,000      0.3
                      USD       10,000,000   Millicom International Cellular,
                                             0/13.50% due 6/01/2006 (b)               7,308,564         7,250,000      0.1
                      GBP       14,250,000   NTL Incorporated, 0/10.75%
                                             due 4/01/2008 (b)                       12,677,644        15,912,918      0.2
                                                                                 --------------    --------------    ------
                                                                                     43,559,414        48,274,918      0.6

                                             Total Fixed-Income Securities
                                             in the United Kingdom                   57,739,309        67,276,814      0.8

United      Airlines  USD       15,000,000   Trans World Airlines, 11.375%
States                                       due 3/01/2006                           15,000,000         8,100,000      0.1

            Banking   USD       14,250,000   Ocwen Federal Bank FSB, 12%
                                             due 6/15/2005                           14,250,000        12,967,500      0.1

            Bio-      USD        7,200,000   Cetus Corporation, 5.25% due
            technology                       5/21/2002 (Convertible Bonds)            5,220,250         6,984,000      0.1

            Chemicals USD        9,000,000   Philipp Brothers Chemical,
                                             9.875% due 6/01/2008                     9,000,000         8,685,000      0.1

            Financial USD        4,500,000   Hawthorne Financial Corp., 12.50%
            Services                         due 12/31/2004                           4,500,000         4,365,000      0.1

            Food &    USD       15,000,000   Tom's Foods Inc., 10.50% due
            Beverage                         11/01/2004                              15,000,000        14,175,000      0.2

            Health-   USD       17,450,000   American Retirement Corp.,
            care                             5.75% due 10/01/2002
                                             (Convertible Bonds)                     17,174,000        15,268,750      0.2

            Indust-   USD        8,000,000   Bar Technologies Ltd., 13.50%
            rial                             due 4/01/2001                            7,412,450         8,460,000      0.1
                      USD       25,000,000   CTI Holdings SA, 0/11.50% due
                                             4/15/2008 (b)                           15,433,318         9,250,000      0.1
                      USD       13,700,000   Camargo Correa, 8.75% due 7/22/2005     11,841,750         9,110,500      0.1
                                                                                 --------------    --------------    ------
                                                                                     34,687,518        26,820,500      0.3

            Metals    USD        2,442,500   Worthington Industries, Inc.
            --Steel                          (Convertible, Series DECS), 7.25%       38,015,300        28,088,750      0.3

            Oil--     USD        6,500,000   PDV America Inc., 7.75% due
            Related                          8/01/2000                                6,540,625         6,248,125      0.1

            Real      USD       53,100,000   Security Capital U.S. Realty, 2%
            Estate                           due 5/22/2003 (Convertible Bonds)       43,598,701        40,356,000      0.5

            Real      USD       25,500,000   Alexander Haagen Properties, Inc.,
            Estate                           7.25% due 12/27/2003 (Exchangeable
            Investment                       Debentures)                             25,291,250        24,543,750      0.3
            Trusts    USD        6,500,000   Centerpoint Properties Trust, 8.22%
                                             due 1/15/2004 (Convertible Bonds)        6,500,000        11,602,500      0.1
                      USD       25,000,000   First Washington Realty, 8.25%
                                             due 6/27/1999(Exchangeable
                                             Debentures)                             25,000,000        29,000,000      0.3
                                             HRPT Properties Trust
                                             (Convertible Bonds):
                      USD       40,000,000      7.25% due 10/01/2001                 40,000,000        37,950,000      0.4
                      USD       15,000,000      Series A, 7.50% due 10/01/2003       15,000,000        13,950,000      0.2
                      USD        4,500,000   Healthcare Realty Trust, Inc.,
                                             6.55% due 3/14/2002
                                             (Convertible Bonds)                      4,205,446         4,061,250      0.0
                                             LTC Properties, Inc.
                                             (Convertible Bonds):
                      USD       10,000,000      8.25% due 9/30/1999                  10,000,000         9,975,000      0.1
                      USD        8,000,000      8.50% due 1/01/2001                   8,000,000         7,980,000      0.1
                      USD        3,700,000      8.25% due 7/01/2001                   3,644,500         3,589,000      0.0
                      USD       25,000,000   Leperq Corporate Income Fund,
                                             8% due 3/17/2004
                                             (Exchangeable Secured Notes)            25,000,000        24,312,500      0.3
                      USD       12,500,000   Liberty Property LP, 8.40% due
                                             7/01/2001                               12,500,000        14,812,500      0.2
                      USD       27,000,000   Malan Realty Investors, Inc.,
                                             8.50% due 7/15/2003
                                             (Convertible Bonds)                     27,000,000        26,122,500      0.3
                      USD        9,415,000   Meditrust Corporation,
                                             8.54% due 7/01/2000
                                             (Convertible Bonds)                      9,602,637         9,061,937      0.1
                      USD        5,000,000   Mid-Atlantic Realty Trust,
                                             7.625% due 9/15/2003
                                             (Convertible Bonds)                      4,875,000         4,818,750      0.1
                      USD       22,000,000   National Health Investors, Inc.,
                                             7.75% due 1/01/2001
                                             (Convertible Bonds)                     22,000,000        20,460,000      0.2
                      USD       32,800,000   Omega Healthcare Investors, Inc.,
                                             8.50% due 2/01/2001
                                             (Convertible Bonds)                     32,846,000        34,645,000      0.4
                      USD        5,500,000   Sizeler Property Investors, Inc.,
                                             8% due 7/15/2003 (Convertible Bonds)     5,505,000         5,183,750      0.1
                                                                                 --------------    --------------    ------
                                                                                    276,969,833       282,068,437      3.2

            Retail    USD       14,500,000   Coinstar, Inc., 0/13% due
                                             10/01/2006 (b)(j)                       13,252,229        13,050,000      0.2

            Retail--  USD        3,445,000   Ugly Duckling Corporation,
            Automotive                       12% due 10/15/2003                       3,100,500         3,100,500      0.0

            Savings   USD       21,400,000   FirstFed Financial Corp.,
            Banks                            11.75% due 10/01/2004                   21,401,250        23,219,000      0.3




Merrill Lynch Global Allocation Fund, Inc., January 31, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                       Currency
                       Denomina-    Face                                                                         Percent of
COUNTRY     Industries  tion       Amount         Fixed-Income Securities                Cost           Value    Net Assets
United      Semi-                            Cypress Semiconductor Corporation
States      conductors                       (Convertible Bonds):
(concluded)           USD        3,800,000      6% due 10/01/2002                $    3,294,500    $    3,462,750      0.0%
                      USD        3,600,000      6% due 10/01/2002
                                                  (Regulation S)                      3,092,550         3,280,500      0.0
                                                                                 --------------    --------------    ------
                                                                                      6,387,050         6,743,250      0.0

            Tele-                            CAI Wireless Systems, Inc.:
            communi-  USD       30,000,000      10.50% due 10/14/2000                30,000,000        29,400,000      0.3
            cations   USD       50,000,000      13% due 10/14/2000                   50,000,000        49,250,000      0.6
                      USD       81,795,736      13% due 10/14/2004                   59,437,154        15,541,190      0.2
                      USD      122,500,000   CS Wireless Systems Inc.,
                                             Series B, 0/11.375% due
                                             3/01/2006 (b)(m)                        74,853,578        22,050,000      0.3
                      USD      120,363,000   CellNet Data Systems, Inc.,
                                             0/14% due 10/01/2007 (b)                59,722,978        34,905,270      0.4
                                             Centennial Communications Corp. (b):
                      USD       40,000,000      0/14% due 1/01/2005                  23,525,832        17,200,000      0.2
                      USD       11,925,186      0/9% due 7/01/2006                   10,770,054         6,916,608      0.1
                      USD      118,922,000   Geotek Communications, Inc.,
                                             Series B, 0/15% due
                                             7/15/2005 (b)                           62,888,627        38,055,040      0.4
                                             Heartland Wireless
                                             Communications, Inc.:
                      USD        4,210,000      13% due 4/15/2003                     1,178,800           799,900      0.0
                      USD       13,000,000      Series B, 14% due 10/15/2004          9,665,000         3,120,000      0.0
                      USD       53,000,000   People's Choice TV Corporation,
                                             0/13.125% due 6/01/2004 (b)(g)          33,275,000         9,805,000      0.1
                                             Telegroup Inc.:
                      USD        5,000,000      12% due 2/01/1999                     5,000,000         4,962,500      0.1
                      USD       21,750,000      0/10.50% due 11/01/2004 (b)          19,160,587        10,875,000      0.1
                      USD       22,000,000      8% due 4/15/2005
                                                (Convertible Bonds)                  22,000,000         4,400,000      0.1
                                             USN Communications, Inc.:
                      USD       12,500,000      17% due 2/15/1999                    12,500,000        12,312,500      0.1
                      USD       32,032,000      Series B, 0/14.625% due
                                                8/15/2004 (b)                        20,201,944           960,960      0.0
                      USD       12,697,035      Series B, 0/9% due 1/13/2006 (b)     10,688,736            63,485      0.0
                      USD       33,000,000   United International Holdings,
                                             Series B, 0/10.75% due
                                             2/15/2008 (b)(f)                        21,601,770        21,780,000      0.3
                                             United USN Inc. (b):
                      USD       17,000,000      0/14% due 9/15/2003 (h)              12,406,754           510,000      0.0
                      USD       35,000,000      0/9% due 9/30/2004
                                                (Convertible Bonds)                  33,007,710           175,000      0.0
                                             Wireless One, Inc.:
                      USD       12,500,000      13% due 4/15/1999                    12,500,000        12,343,750      0.1
                      USD       44,050,000      13% due 10/15/2003                   22,563,375         3,964,500      0.0
                      USD       34,750,000      0/13.50% due 8/01/2006 (b)            8,656,976         2,432,500      0.0
                                                                                 --------------    --------------    ------
                                                                                    615,604,875       301,823,203      3.4

            Trucking  USD       28,250,000   Ameritruck Distribution
                                             Corp., 12.25% due 11/15/2005            26,444,325         1,412,500      0.0

            US                               US Treasury Inflation Indexed Notes:
            Govern-   USD      135,000,000      3.375% due 1/15/2007                133,163,156       135,767,379      1.6
            ment      USD       30,000,000      3.625% due 1/15/2008                 29,759,464        30,102,089      0.3
            Obli-                            US Treasury Notes & Bonds (c):
            gations   USD      400,000,000      5.875% due 2/28/1999                398,683,594       400,328,000      4.6
                      USD      230,000,000      5.875% due 2/15/2000                226,233,594       232,803,700      2.7
                                                                                 --------------    --------------    ------
                                                                                    787,839,808       799,001,168      9.2

                                             Total Fixed-Income Securities
                                             in the United States                 1,953,986,264     1,602,476,683     18.4

Venezuela   Finance   USD        8,443,000   CANTV Finance Ltd., 9.25%
                                             due 2/01/2004                            8,231,925         5,952,315      0.1

                                             Total Fixed-Income Securities
                                             in Venezuela                             8,231,925         5,952,315      0.1

                                             Total Investments in
                                             Fixed-Income Securities              4,531,469,657     3,999,280,684     45.8

                                                    Short-Term Securities

Indonesia   Certi-                           UBS Singapore:
            ficates   IDR   60,000,000,000      27% due 2/08/1999                     7,523,511         6,741,573      0.1
            of        IDR   30,000,000,000      26% due 2/11/1999                     3,797,468         3,370,787      0.0
            Deposit   IDR   27,000,000,000      26% due 2/16/1999                     3,406,940         3,033,708      0.0
                      IDR   60,000,000,000      26% due 2/16/1999                     7,594,937         6,741,573      0.1
                      IDR   50,000,000,000      27% due 2/16/1999                     6,250,000         5,617,978      0.1
                      IDR   35,000,000,000      30% due 2/22/1999                     4,216,867         3,932,584      0.1
                      IDR   25,000,000,000      30% due 2/26/1999                     2,881,844         2,808,989      0.0

                                             Total Short-Term Investments
                                             in Indonesia                            35,671,567        32,247,192      0.4

United      Commer-   USD       86,528,000   Ford Motor Credit Company,
States      cial                             4.83% due 2/01/1999                     86,504,782        86,504,782      1.0
            Paper+++++USD      100,000,000   General Electric Capital Corp.,
                                             4.83% due 2/01/1999                     99,973,167        99,973,167      1.1

                                             Total Short-Term Investments
                                             in the United States                   186,477,949       186,477,949      2.1

                                             Total Investments in
                                             Short-Term Securities                  222,149,516       218,725,141      2.5

                                             Total Investments                    8,998,212,391     8,437,212,164     96.7


Merrill Lynch Global Allocation Fund, Inc., January 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                                                                      (in US dollars)
OPTIONS                      Nominal Value                                           Premiums                    Percent of
WRITTEN                   Covered by Options            Issue                        Received          Value     Net Assets
            Call Options            60,000   Baxter International, Inc.,
            Written                          expiring February 1999 at USD 65   $      (159,445)  $      (397,500)     0.0%
                                   200,000   Glenayre Technologies, Inc.,
                                             expiring March 1999 at USD 10             (306,490)          (50,000)     0.0
                                             Total Options Written                     (465,935)         (447,500)     0.0

            Total Investments, Net of Options Written                           $ 8,997,746,456     8,436,764,664     96.7
                                                                                ===============
            Foreign Time Deposits*                                                                      5,459,438      0.1

            Variation Margin on Financial Futures Contracts**                                           2,777,089      0.0

            Unrealized Appreciation on Forward Foreign Exchange Contracts--Net***                      24,810,031      0.3

            Other Assets Less Liabilities                                                             255,993,318      2.9
                                                                                                  ---------------    ------
            Net Assets                                                                            $ 8,725,804,540    100.0%
                                                                                                  ===============    ======

            Net Asset Value:    Class A--Based on net assets of $1,376,220,844 and
                                         108,034,577 shares outstanding                           $         12.74
                                                                                                  ===============
                                Class B--Based on net assets of $5,713,027,896 and
                                         455,730,038 shares outstanding                           $         12.54
                                                                                                  ===============
                                Class C--Based on net assets of $413,998,970 and
                                         33,461,892 shares outstanding                            $         12.37
                                                                                                  ===============
                                Class D--Based on net assets of $1,222,556,830 and
                                         96,076,291 shares outstanding                            $         12.72
                                                                                                  ===============

         (a)Warrants entitle the Fund to purchase a predetermined number of shares of stock/face amount of bonds and are non-income producing. The purchase price and number of shares of stock/face amount of bonds are subject to adjustment under certain conditions until the expiration date.
         (b)Represents a zero coupon or step bond. The interest rate on a step bond represents the fixed rate of interest that will commence its accrual on a predetermined date until maturity.
         (c)All or a portion of security held as collateral in connection with open financial futures contracts.
         (d)Floating Rate Note.
         (e)Each $10 face amount contains 40 shares of First Place Tower,
            Inc.
         (f)Each $1,000 face amount contains one warrant of United International Holdings.
         (g)Each $1,000 face amount contains one warrant of People's Choice
            TV Corporation.
         (h)Each $1,000 face amount contains one warrant of United USN Inc.
         (i)Each $1,000 face amount contains one warrant of PLD Telekom Inc.
         (j)Each $1,000 face amount contains one warrant of Coinstar, Inc.
         (k)Receipts evidence payment by the Fund of 62% of the purchase price of common stock of HIH Insurance Limited. The Fund is obligated to pay the remaining 38%, approximately $5,344,000, over the next year.
         (l)Represents a Brady Bond. Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.
         (m)Each $1,000 face amount contains 1.1 shares of common stock of CS Wireless Systems Inc.
         (n)Subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be less than the original maturity.
          ++American Depositary Receipts (ADR).
        ++++Global Depositary Receipts (GDR).
         +++Represents a pay-in-kind security which may pay interest in additional face.
       +++++Commercial Paper is traded on a discount basis. The interest rates shown reflect the discount rates paid at January 31, 1999. *Foreign time deposits bear interest at 4.50% and 4.55% with both maturing on 2/16/1999.
          **Financial futures contracts purchased as of January 31, 1999 were as follows:

            Number of                           Expiration
            Contracts    Issue       Exchange      Date           Value

               1,948   Nikkei 225     OSAKA    March 1999    $ 245,091,503
                                                             -------------
            Total Financial Futures Contracts Purchased
            (Total Contract Price--$246,316,391)             $ 245,091,503
                                                             =============

            Financial futures contracts sold as of January 31, 1999 were as follows:

            Number of                           Expiration
            Contracts    Issue       Exchange      Date           Value

               224  Japanese Govern-
                      ment Bond        Tokyo     March 1999  $ 248,349,499
               375  Standard & Poor's
                      500 Index         NYSE     March 1999    120,140,625
               200  US Treasury Bond    NYSE     March 1999     23,837,500
                                                             -------------
            Total Financial Futures Contracts Sold
            (Total Contract Price--$393,873,367)             $ 392,327,624
                                                             =============

         ***Forward foreign exchange contracts as of January 31, 1999 were as follows:

            Foreign                     Expiration              Unrealized
            Currency Sold                  Date               Appreciation

            CHF       47,000,000        March 1999           $     649,421
            EUR       47,952,746     February 1999               1,784,531
            EUR      106,165,275        March 1999               2,649,397
            GBP       41,000,000     February 1999               1,998,470
            GBP       66,000,000        March 1999                 330,950
            JPY   31,000,000,000     February 1999               3,013,557
            JPY   37,000,000,000        March 1999              13,618,769
            NOK      122,000,000     February 1999                 136,597
            NOK       50,000,000        March 1999                  56,636
            SEK      400,000,000        March 1999                 571,703
                                                             -------------
            Total Unrealized Appreciation on Forward
            Foreign Exchange Contracts--Net
            (USD Commitment--$1,069,870,144)                 $  24,810,031
                                                             =============


Merrill Lynch Global Allocation Fund, Inc., January 31, 1999


COMMON STOCK PORTFOLIO CHANGES


For the Quarter Ended January 31, 1999


Additions

 Banco Santander Puerto Rico
 Equity Office Properties Trust
 Hyperion Solutions Corporation
*Lend Lease Corporation Limited
 PLATINUM technology International, Inc.
*Panfon Hellenic Telecom Co.
*Smurfit-Stone Container Corporation
 Stora Enso Oyj 'A'
 The Timken Company
 Worthington Industries, Inc.


Deletions

 3Com Corporation
 Aetna Inc.
 Alcatel Alsthom Cie Generale
   d'Electricite SA
 Allegheny Energy, Inc.
 American General Corporation
 BASF AG
 Boole & Babbage, Inc.
 Brierley Investments Limited
 Central & South West Corporation
 Compania Anonima Nacional Telefonos de
   Venezuela (CANTV)(ADR)
 Consolidated Freightways Corporation
 Cooper Industries, Inc.
 E.I. du Pont de Nemours and Company
 Electronic Data Systems Corporation
 GIO Australia Holdings, Ltd.
 General Motors Corporation
 HSBC Holdings PLC
 Kokusai Securities Co., Ltd.
 Koninklijke Pakhoed NV
 Koninklijke Ten Cate NV
 Korea Electric Power Corporation
*Lend Lease Corporation Limited
 M.I.M. Holdings Limited
 Misys PLC
 Motorola, Inc.
 National Steel Corp.
 Newbridge Networks Corporation
 Nitto Kohki Co., Ltd.
 Oracle Corporation
*Panfon Hellenic Telecom Co.
 PharMerica, Inc.
 Rio Tinto PLC
 STMicroelectronics NV
 Shell Transport & Trading Co., PLC
 SmithKline Beecham PLC
*Smurfit-Stone Container Corporation
 SpeedFam International, Inc.
 Stone Container Corporation
 Stora Kopparbergs Bergslags AB
 Swatch Group AG (Registered)
 Taihei Dengyo Kaisha, Ltd.
 Telecom Italia Mobile SpA-RISP
 Texas Utilities Company
 Wilshire Real Estate Investment Trust

*Added and deleted in the same quarter.



PORTFOLIO INFORMATION



Worldwide
Investments
As of 1/31/99


Breakdown of Stocks &
Fixed-Income Securities by      Percent of
Country                         Net Assets

United States*                     43.3%
Japan                              10.5
Argentina                           6.7
South Korea                         4.3
Malaysia                            2.9
Germany                             2.6
Australia                           2.4
United Kingdom                      2.4
France                              2.3
Russia                              2.0
Hong Kong                           1.9
Canada                              1.7
Brazil                              1.6
Netherlands                         1.1
Singapore                           1.1
Mexico                              1.1
Indonesia*                          1.0
Italy                               0.9
China                               0.7
Finland                             0.7
Sweden                              0.7
Norway                              0.6
Switzerland                         0.6
Cayman Islands                      0.6
Philippines                         0.6
Portugal                            0.5
Turkey                              0.4
South Africa                        0.4
Chile                               0.3
Thailand                            0.2
Ireland                             0.2
Austria                             0.1
New Zealand                         0.1
Hungary                             0.1
Venezuela                           0.1
Spain**                             0.0

 *Includes investments in short-term securities.
**Holdings are less than 0.1%.



Ten Largest Holdings           Percent of
(Equity Investments)           Net Assets

Broken Hill Proprietary Company
Limited                             0.8%
Republic New York Corporation       0.6
Meditrust Companies                 0.6
QUALCOMM Incorporated               0.6
Golden State Bancorp Inc.           0.6
Mellon Bank Corporation             0.6
Hutchison Whampoa Limited           0.6
Entergy Corporation                 0.5
Security Capital Group
Incorporated (Class B)              0.5
KeyCorp                             0.5


Ten Largest Industries          Percent of
(Equity Investments)            Net Assets

Banking++                           6.3%
Insurance                           3.8
Telecommunications                  3.4
Utilities--Electric & Gas           2.5
Real Estate Investment Trusts       2.2
Multi-Industry                      1.9
Electronics                         1.6
Metals & Mining                     1.5
Real Estate                         1.4
Healthcare Services                 1.2

++Includes savings banks.


